ORDINARY SHARES (Details Narrative) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
	Aug. 23, 2018 CNY (¥) ¥ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Class of Stock [Line Items]
Shares issued | ¥	¥ 50,000
Shates issued	5,000,000,000
Common Stock shares authorized	50,000,000
Common stock, shares authorized | ¥ / shares	¥ 0.00001
Common Class A [Member]
Class of Stock [Line Items]
Common Stock shares authorized	4,800,000,000	4,800,000,000	4,800,000,000
Common stock, shares authorized | (per share)	¥ 0.00001	$ 0.00001	$ 0.00001
Common stock shares outstanding		95,171,125	99,200,641
Shares outstanding		95,171,125
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Shates issued		16,145,454
Common stock shares outstanding		4,000,000
Common Class A [Member] | IPO [Member] | Two Thousand Eighteen [Member]
Class of Stock [Line Items]
Shates issued		34,200,000
Shates issued		90,200,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares authorized | (per share)	¥ 0.00001	$ 0.00001	$ 0.00001
Common stock shares outstanding		102,674,548	102,764,548
Shares outstanding		102,674,548
Common Class B [Member] | IPO [Member]
Class of Stock [Line Items]
Shates issued		33,818,182
Common Class B [Member] | IPO [Member] | Two Thousand Eighteen [Member]
Class of Stock [Line Items]
Shates issued		117,600,000
Common Class B [Member] | IPO [Member] | Mr Chens [Member]
Class of Stock [Line Items]
Shates issued		67,636,364
Preferred Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares outstanding		18,181,818